Employee benefits (Tables)	12 Months Ended
Mar. 31, 2025
Statement [LineItem]
Summary of Employee Costs
a)
Employee costs includes

	Year ended March 31,
	2023		2024		2025
Salaries and bonus	₹	516,063	₹	524,484	₹	507,629
Contribution to provident and other funds		17,623		19,227		20,306
Share-based compensation(1)		3,958		5,590		5,542
	₹	537,644	₹	549,301	₹	533,477

(1)
Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2023		2024		2025
Cost of revenues	₹	456,759	₹	459,466	₹	452,800
Selling and marketing expenses		46,840		51,224		47,788
General and administrative expenses		34,045		38,611		32,889
	₹	537,644	₹	549,301	₹	533,477

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2023		2024		2025
Return on plan assets excluding interest income - loss/(gain)	₹	626	₹	(675)	₹	(416)
Actuarial loss/(gain) arising from financial assumptions		(2,106)		373		146
Actuarial loss/(gain) arising from demographic assumptions		342		98		(115)
Actuarial loss/(gain) arising from experience adjustments		741		82		(12)
Change in the effect of asset ceiling - loss/(gain)		463		(71)		74
(Gain)/loss on re-measurement of defined benefit plans, net	₹	66	₹	(193)	₹	(323)
Deferred tax (asset)/liability thereon		(16)		111		49
(Gain)/loss on re-measurement of defined benefit plans, net of deferred taxes	₹	50	₹	(82)	₹	(274)

Summary of Defined Benefit Plans

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2023		2024		2025
Current service cost	₹	2,682	₹	2,993	₹	3,205
Net interest expense on net defined benefit liability		45		45		95
Net charge to consolidated statement of income	₹	2,727	₹	3,038	₹	3,300

Actual return on plan assets	₹	184	₹	1,828	₹	1,646

Summary of Change in Present Value of Defined Obligation and Plan Assets

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2024		2025
Defined benefit obligation at the beginning of the year	₹	18,613	₹	21,516
Addition through Business combination		13		-
Current service cost		2,993		3,205
Interest expense on obligation		1,178		1,308
Benefits paid		(1,927)		(2,627)
Contributions from plan participants due to transfer		-		558
Remeasurement loss/(gain)
Actuarial loss arising from financial assumptions		373		146
Actuarial loss/(gain) arising from demographic assumptions		98		(115)
Actuarial loss/(gain) arising from experience adjustments		82		(12)
Translation adjustment		93		209
Defined benefit obligation at the end of the year	₹	21,516	₹	24,188

Change in plan assets is summarized below:

	As at March 31,
	2024		2025
Fair value of plan assets at the beginning of the year	₹	18,005	₹	20,022
Expected return on plan assets		1,153		1,230
Employer contributions		140		141
Benefits paid		(20)		(313)
Contributions from plan participants due to transfer		-		558
Remeasurement gain
Return on plan assets excluding interest income		675		416
Translation adjustment		69		177
Fair value of plan assets at the end of the year	₹	20,022	₹	22,231

	As at March 31,
	2024		2025
Defined benefit obligation	₹	21,516	₹	24,188
Fair value of plan assets		20,022		22,231
Present value of unfunded obligation	₹	(1,494)	₹	(1,957)
Change in the effect of asset ceiling		(442)		(545)
Recognized liability	₹	(1,936)	₹	(2,502)

Change in effect of asset ceiling is summarized below:

	As at March 31,
	2024		2025
Effect of asset ceiling at the beginning of the year	₹	490	₹	442
Interest expense on effect of asset ceiling		20		17
Changes in the effect of limiting the surplus to the asset ceiling		(71)		74
Translation adjustment		3		12
Effect of asset ceiling at the end of the year	₹	442	₹	545

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2024	2025
Discount rate	6.11%	5.75%
Expected return on plan assets	6.11%	5.75%
Expected rate of salary increase	6.29%	6.40%
Duration of defined benefit obligations	7.42 years	7.03 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments

Expected future contribution and estimated future benefit payments from the fund are as follows:

For the year ended March 31, 2024
Expected contribution to the fund during the year ending March 31, 2025	₹	2,476
Estimated benefit payments from the fund for the year ending March 31:
2025	₹	3,079
2026		2,578
2027		2,621
2028		2,380
2029		2,225
Thereafter		17,176
Total	₹	30,059

For the year ended March 31, 2025
Expected contribution to the fund during the year ending March 31, 2026	₹	3,545
Estimated benefit payments from the fund for the year ending March 31:
2026	₹	3,565
2027		3,218
2028		2,953
2029		2,736
2030		2,412
Thereafter		17,692
Total	₹	32,576

Summary of Fund and Plan Assets of Provident Fund

The details of fund and plan assets are given below:

	As at March 31,
	2024		2025
Fair value of plan assets	₹	106,781	₹	121,067
Present value of defined benefit obligation		(106,781)		(121,067)
Net shortfall	₹	-	₹	-

Provident fund [member]
Statement [LineItem]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2024	2025
Discount rate for the term of the obligation	7.20%	6.55%
Average remaining tenure of investment portfolio	6.61 years	6.71 years
Guaranteed rate of return	8.25%	8.25%